UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05554

Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (77.7%)
$21,800	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge 2007 Ser D-2	0.01%	10/07/15	04/01/47	$21,800,000
	California,
7,000	Ser 2005 A Subser A-1-1	0.01	10/07/15	05/01/40	7,000,000
3,800	Ser 2005 A Subser A-2-1	0.01	10/07/15	05/01/40	3,800,000
10,000	Ser 2005 A Subser A-3	0.01	10/07/15	05/01/40	10,000,000
	California Educational Facilities Authority,
8,000	California Institute of Technology Ser 1994	0.01	10/07/15	01/01/24	8,000,000
4,600	California Institute of Technology 2006 Ser A	0.01	10/07/15	10/01/36	4,600,000
5,000	University of San Francisco Ser 2003	0.01	10/07/15	05/01/33	5,000,000
	California Health Facilities Financing Authority,
8,800	Catholic Healthcare West Ser 2005 I	0.01	10/07/15	07/01/35	8,800,000
10,000	Catholic Healthcare West Ser 2011 B	0.01	10/07/15	03/01/47	10,000,000
9,700	Catholic Healthcare West Ser 2011 C	0.01	10/07/15	03/01/47	9,700,000
21,100	Kaiser Permanente Ser 2006 C	0.01	10/07/15	06/01/41	21,100,000
6,900	Scripps Health Ser 2010 C	0.01	10/07/15	10/01/40	6,900,000
7,050	Scripps Health Ser 2012 B	0.01	10/07/15	10/01/42	7,050,000
5,400	Scripps Health Ser 2012 C	0.01	10/07/15	10/01/42	5,400,000
3,400	St. Joseph Health System Ser 2011 A	0.01	10/07/15	07/01/41	3,400,000
	California Housing Finance Agency,
2,385	Home Mortgage 2005 Ser B (AMT)	0.01	10/07/15	02/01/35	2,385,000
3,000	Home Mortgage 2008 Ser D (AMT)	0.01	10/07/15	02/01/43	3,000,000
3,000	California State University, System wide Ser 2005 C Eagle #20130009 (BHAC) (c)	0.03	10/07/15	11/01/35	3,000,000
	California Statewide Communities Development Authority,
8,880	Gas Supply Sacramento Municipal Utility District Ser 2010	0.02	10/07/15	11/01/40	8,880,000
5,000	SWEEP Loan Program Ser 2007 A	0.01	10/07/15	08/01/35	5,000,000
1,960	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.01	10/07/15	08/01/20	1,960,000
	East Bay Municipal Utility District, CA,
2,995	Water System Sub Refg Ser 2008 A-2	0.01	10/07/15	06/01/38	2,995,000
10,980	Water System Sub Refg Ser 2008 A-3	0.01	10/07/15	06/01/38	10,980,000
2,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.03	10/07/15	06/01/37	2,500,000
	Eastern Municipal Water District, CA,
5,000	Water & Sewer Ser 2008 C COPs	0.01	10/07/15	07/01/46	5,000,000
10,000	Water & Wastewater Refg Ser 2014 A	0.01	10/07/15	07/01/46	10,000,000
6,000	Emeryville Redevelopment Agency, CA, Bay Street Apartments Ser 2002 A (AMT)	0.03	10/07/15	10/15/36	6,000,000
4,300	Irvine Assessment District No. 04-20, CA, Improvement Bond Act 1915 Ser 2011 A	0.01	10/07/15	09/02/50	4,300,000
3,400	Irvine Assessment District No. 93-14, CA, Improvement Bond Act 1915	0.01	10/07/15	09/02/25	3,400,000
1,300	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.01	10/07/15	07/01/35	1,300,000
10,000	Long Beach, CA, Memorial Health Services Ser 1991	0.01	10/07/15	10/01/16	10,000,000
7,795	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.02	10/07/15	08/01/33	7,795,000
	Los Angeles Department of Water & Power, CA,
3,000	Power System 2001 Ser B Subser B-2	0.01	10/07/15	07/01/34	3,000,000
3,000	Power System 2001 Ser B Subser B-5	0.01	10/07/15	07/01/34	3,000,000
5,000	Power System 2001 Ser B Subser B-7	0.01	10/07/15	07/01/34	5,000,000
1,800	Water System 2001 Ser B Subser B-3	0.01	10/07/15	07/01/35	1,800,000
	Metropolitan Water District of Southern California, CA,
9,285	Water 2014 Ser D	0.01	10/07/15	07/01/32	9,285,000

5,440	Water 2015 Ser A-1	0.01	10/07/15	07/01/35	5,440,000
4,650	Rancho Water District Financing Authority, CA, Ser 2008 B	0.01	10/07/15	08/15/31	4,650,000
2,000	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.01	10/07/15	08/15/28	2,000,000
	Sacramento Transportation Authority, CA,
3,100	Measure A Sales Tax Ser 2009 A	0.01	10/07/15	10/01/38	3,100,000
6,000	Measure A Sales Tax Ser 2015 A	0.01	10/07/15	10/01/38	6,000,000
	San Diego County Regional Transportation Commission, CA,
3,945	Sales Tax 2008 Ser A	0.01	10/07/15	04/01/38	3,945,000
10,000	Sales Tax 2008 Ser B	0.01	10/07/15	04/01/38	10,000,000
6,400	Sales Tax 2008 Ser C	0.01	10/07/15	04/01/38	6,400,000
6,940	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.01	10/07/15	05/01/29	6,940,000
2,900	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20140025 Class A (c)	0.03	10/07/15	08/01/35	2,900,000
3,000	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.01	10/07/15	05/01/26	3,000,000
5,000	San Jose, CA, Almaden Lake Village Apartments Ser 1997 A (AMT)	0.03	10/07/15	03/01/32	5,000,000
	Santa Clara Valley Transportation Authority, CA,
8,600	Measure A Sales Tax Ser 2008 A	0.01	10/07/15	04/01/36	8,600,000
7,300	Measure A Sales Tax Ser 2008 B	0.01	10/07/15	04/01/36	7,300,000
5,000	Measure A Sales Tax Ser 2008 D	0.01	10/07/15	04/01/36	5,000,000
4,500	Tender Option Bond Series Trust, CA, San Diego Public Facilities Financing Authority Water Ser 2009 B Floater Receipts Ser 2015-XF0098 (c)	0.03	10/07/15	02/01/33	4,500,000
	University of California Regents,
6,400	Medical Center Pooled Ser 2013 K	0.01	10/07/15	05/15/47	6,400,000
2,000	Ser 2013 AL-4	0.01	10/07/15	05/15/48	2,000,000
10,000	Ser 2013-AL-1	0.01	10/07/15	05/15/48	10,000,000
	Total Weekly Variable Rate Bonds (Cost $346,305,000)				346,305,000

	Daily Variable Rate Bonds (10.2%)
2,500	California, Ser 2004 A-1	0.01	10/01/15	05/01/34	2,500,000
	California Infrastructure & Economic Development Bank,
2,000	Pacific Gas & Electric 2009 Ser A	0.01	10/01/15	11/01/26	2,000,000
3,300	Pacific Gas & Electric 2009 Ser B	0.01	10/01/15	11/01/26	3,300,000
5,400	Pacific Gas & Electric 2009 Ser C	0.01	10/01/15	12/01/16	5,400,000
11,400	California Municipal Finance Authority, Chevron USA, Inc. Ser 2005	0.01	10/01/15	11/01/35	11,400,000
	California Pollution Control Financing Authority,
4,500	Pacific Gas & Electric Co. 1996 Ser E	0.01	10/01/15	11/01/26	4,500,000
2,500	Pacific Gas & Electric Co. 1996 Ser F	0.01	10/01/15	11/01/26	2,500,000
	Irvine Ranch Water District, CA,
5,500	Cons Ser 1993	0.01	10/01/15	04/01/33	5,500,000
2,230	Cons Ser 2009 B	0.01	10/01/15	10/01/41	2,230,000
3,600	Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-2	0.01	10/01/15	07/01/35	3,600,000
2,400	University of California Regents, Medical Center Pooled Ser 2007 B-2	0.01	10/01/15	05/15/32	2,400,000
	Total Daily Variable Rate Bonds (Cost $45,330,000)				45,330,000

NUMBER OF SHARES (000)
Investment Company (6.8%)
30,500	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $30,500,000)	30,500,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (4.7%)
	Nuveen California Dividend Advantage Municipal Fund,
$5,000	VRDP Ser 5 (AMT) (c)	0.09%	10/07/15	08/01/40	5,000,000
3,000	VRDP Ser 6 (AMT) (c)	0.09	10/07/15	08/01/40	3,000,000
5,000	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (c)	0.12	10/07/15	08/03/43	5,000,000
8,000	Nuveen California Dividend Advantage Municipal Fund 3, Ser 1-1600 (AMT)	0.11	10/07/15	09/01/43	8,000,000
	Total Closed-End Investment Companies (Cost $21,000,000)				21,000,000

	Total Investments (Cost $443,135,000) (e)			99.4%	443,135,000
	Other Assets in Excess of Liabilities			0.6	2,459,570
	Net Assets			100.0%	$445,594,570

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ROCs	Reset Option Certificates.
SWEEP	Statewide Easy Equipment Program.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2015.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $6,481 relating to the Fund’s investment in the Liquidity Funds.

(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

BHAC	Berkshire Hathaway Assurance Corporation.

Morgan Stanley California Tax-Free Daily Income Trust

Summary of Investments • September 30, 2015 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/15	Percentage of Total Investments
Weekly Variable Rate Bonds	78.2%
Daily Variable Rate Bonds	10.2
Investment Company	6.9
Closed-End Investment Companies	4.7
100.0%

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$346,305,000	$—	$346,305,000
Daily Variable Rate Bonds	—	45,330,000	—	45,330,000
Investment Company	30,500,000	—	—	30,500,000
Closed-End Investment Companies	—	21,000,000	—	21,000,000
Total Assets	$30,500,000	$412,635,000	$—	$443,135,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015